Mezzanine Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Mezzanine Equity
Mezzanine Equity

Note 9 – Mezzanine Equity

The Company had 14,069,187 and 14,404,018 shares of Series A-1 Preferred Stock outstanding at September 30, 2021 and December 31, 2020, respectively, and 8,777,812 shares of Series B Preferred Stock outstanding at September 30, 2021. The Series B Preferred Stock was issued in May 2021 in exchange for $135,579 of cash and resulted in the conversion of the 2019 Note and the 2020 Notes as discussed in Note 7. See Note 10 for a discussion of warrants issued with the Series B Preferred Stock.

The Preferred Stock is redeemable, at the option of the holders of a majority of the outstanding Preferred Stock, any time after April 30, 2031. The Preferred Stock is redeemable for the greater of its original issue price, plus all declared but unpaid dividends thereon, or fair value. Since the Preferred Stock has redemption provisions that are not solely within control of the Company, the Preferred Stock is classified as Mezzanine Equity on the Company’s balance sheet. The amount recognized is the greater of the redemption value or fair value. The value of the Preferred Stock as of September 30, 2021, was $510,353 and the value of the Series A-1 Preferred Stock as of December 31, 2020 was $109,183.

Shares of Series B Preferred Stock are entitled to noncumulative dividends at an annual rate of 6 percent of the original issue price of $18.041 per share, payable when and if declared by the Company’s board of directors. Shares of Series A-1 Preferred Stock are entitled to noncumulative dividends at an annual rate of 6 percent of the original issue price of $1.806775 per share, payable when and if declared by the Company’s board of directors. After payment of the preferred dividend to the holders of Preferred Stock, any further dividends would be paid pro rata to the holders of the Preferred Stock and common stock on an as-converted basis.

The liquidation value for each share of Series B Preferred Stock is $27.0615, which is equal to the greater of 1.5 times the original issuance price for each share plus any dividends declared but unpaid thereon, or such amount per share as would have been payable had all shares of Series B Preferred Stock been converted to common stock. After the holders of Series B Preferred Stock are paid their liquidation preference, the liquidation preference for each share of Series A-1 Preferred Stock is equal to the greater of the original issuance price for such share ($1.806775) plus any dividends declared but unpaid thereon, or such amount per share as would have been payable had all shares of Series A-1 Preferred Stock been converted to common stock. After payment of the liquidation preferences, if any, the holders of Preferred Stock and common stock will share ratably in the Company’s net assets.

Note 9 – Mezzanine Equity (Continued)

The holders of the Preferred Stock have the option to convert their shares into shares of common stock at any time at a conversion rate determined by a fraction in which the numerator is the original issue price of such Preferred Stock and the denominator is the conversion price, which is initially set at the original issue price of such Preferred Stock, subject to future adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization. The resulting conversion rate for such Preferred Stock is on a one-for-one basis. The conversion price may be later adjusted for the effects of subsequent sales of common shares at a price less than the existing conversion price. The Company evaluated the conversion feature, determining a beneficial conversion feature is not present.

The Preferred Stock shall automatically be converted into shares of common stock based on the effective conversion price upon a majority vote of the Preferred Stockholders or immediately upon the closing of a firmly underwritten public offering in which the price per share is at least $36.082 and the cash proceeds, net of underwriting discount and commission, to the Company are at least $50,000.

Holders of Preferred Stock are entitled to the number of votes equal to the number of common shares that each holder of Preferred Stock would receive upon conversion, based on the conversion price in effect on the record date of the meeting. Additionally, at least 50 percent of the Preferred Stock outstanding must approve, voting together as a single class, changes in authorized capital, changes in the option pool allocation, and certain other matters.

Note 9 – Mezzanine Equity

As of December 31, 2020 and 2019, the Company has 14,404,018 shares of Series A-1 preferred shares outstanding.

After 10 years, Series A-1 will be redeemable at the option of the holders of a majority of the outstanding Series A-1 for a price that is the greater of the original issue price, plus all declared but unpaid dividends thereon, or fair market value, as defined in the Company’s amended and restated certificate of incorporation. Since the Series A-1 preferred shares have a redemption provision that is not solely within control of the Company, the Series A-1 preferred shares are determined to be a financial instrument with both debt and equity characteristics, and thus are classified as mezzanine equity on the balance sheet. The amount recognized is the greater of the acquisition proceeds or the current fair market value. The value of this mezzanine equity at December 31, 2020 and December 31, 2019 was $109,182,457 and $29,096,116, respectively.

Series A-1 preferred shares are subject to noncumulative dividends at an annual rate of 6 percent of the original issue price of $1.806775 per share, payable when and if declared by the board. After payment of the preferred dividend to Series A-1 holders, any further dividends would be paid pro rata to the holders of the Series A-1 and common stock on an as-converted basis.

The liquidation preference for Series A-1 is equal to the greater of (a) the original issuance price for such shares plus any dividends declared but unpaid thereon, or (b) such amount per share as would have been payable had all shares of Series A-1 been converted to common stock pursuant to Section 4 of the Company’s Third Amended and Restated Articles of Incorporation. After payment of the liquidation preference, if any, the holders of Series A-1 and common stock will share ratably in the Company’s net assets.

The holders of the Series A-1 have the option to convert their shares into shares of common stock at any time at a conversion rate determined by a fraction in which the numerator is the original issue price of such stock and the denominator is the conversion price, as defined in the Company’s amended and restated certificate of incorporation, which is initially set at the original issue price of such stock, subject to future adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the Series A-1 Preferred Stock. The resulting conversion rate for such stock is on a one-for-one basis. The conversion price may be later adjusted for the effects of subsequent sales of common shares at a price less than the existing conversion price. The Company evaluated the conversion feature, determining a beneficial conversion feature is not present.

Series A-1 shall automatically be converted into shares of common stock based on the effective conversion price (a) upon a majority vote of the Series A-1 holders or (b) immediately upon the closing of a firmly underwritten public offering in which the price per share is at least $5.4204 and the cash proceeds to the Company, net of underwriting discount and commission, are at least $50,000,000.

Note 9 – Mezzanine Equity (Continued)

Shares of Series A-1 shall be entitled to the number of votes equal to the number of common shares that each Series A-1 holder would receive upon conversion, based on the conversion price in effect on the record date of the meeting. Additionally, for so long as at least 1,000,000 shares of Series A-1 are outstanding, at least 50 percent of the Series A-1 must approve, by voting together as a single class, changes in authorized capital, changes in the option pool allocation, and certain other matters.